Deferred tax assets and deferred tax liabilities (Detail) (CNY)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Foreign withholding tax	1,242,505	1,309,990
Net operating loss carryforwards	75,807,559	32,744,011
Current reserves and accruals	9,257,387	8,897,918
Depreciation and amortization	4,684,389	668,776
R&D credit	15,626,769	0
Others	38,689,870	2,824,941
Total deferred tax assets	145,308,479	46,445,636
Less: Valuation allowance	(51,217,697)	(34,355,314)	(10,944,625)
Total deferred tax assets, net of valuation allowance	94,090,782	12,090,322
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	96,017,995	19,637,071
Intangible assets arisen from business combination	39,851,028	14,140,077
Others	10,795,393	13,260,250
Total deferred tax liabilities	146,664,416	47,037,398
Net deferred tax assets (liabilities)	(52,573,634)	(34,947,076)